Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

October 26, 2010

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant") of
Sun Life Assurance Company of Canada (U.S.) ("Depositor")
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4
File Nos. 811-05846 & 333-168712

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is Pre-Effective Amendment No. 1 (the " Amendment") to the above-captioned Registration Statement ("Masters Flex II Registration Statement").  The Masters Flex II Registration Statement was filed with the Securities and Exchange Commission ("SEC") on August 10, 2010, for the purpose of registering the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Masters Flex II Contracts") to be used in connection with retirement and deferred compensation plans.

The purpose of the Amendment is to respond to comments on the Masters Flex II Registration Statement made by the SEC Staff, to clarify language, and to make other non-material changes to the prospectus disclosure to clarify the text or to explain in greater detail how the provisions of the Contract are administered.

SEC Comments and Responses

In a letter to the undersigned, dated September 7, 2010, the SEC Staff made a number of comments on the prospectus included in a similar Form N-4 registration statement also filed with the SEC on August 10, 2010 (File Nos. 811-05846 & 333-168710) (the “Masters Choice II Registration Statement,” and together with the Masters Flex II Registration Statement, the “Registration Statements”).  The letter stated that, the same comments would apply to the prospectus included in the Masters Flex II Registration Statement to the extent that the same disclosure appears therein.

The Masters Flex II Contracts are substantially identical to the Contracts registered in the Masters Choice II Registration Statement (“Masters Choice II Contracts”) in all respects except that Masters Flex II Contracts

•	have shorter withdrawal charge period;
•	have a higher mortality and expense risks charge and higher distribution fee; and
•	uses a different formula to calculate the free withdrawal amount.

Likewise, the prospectuses in the Registration Statements are substantially identical except for these three differences.  After carefully reviewing the prospectus in the Masters Flex II Registration Statement, Registrant has concluded that the majority of the comments in the September 7th letter (and Registrant’s responses to those comments) apply to the Masters Flex II Registration Statement.  Only the following comments require a different response for the Master Flex II Contracts:

2.	Product Highlights (pp.5-7).

e. The Income Phase: Annuity Provisions. Please correct the reference to a rate of 1.60%; the correct value appears to be 1.35%. Please make the same corrections to the parallel references throughout the prospectus including those on pages 9, 23, and 41.

RESPONSE:  The insurance charges are different in the two Registration Statements.  The Contracts registered in the Masters Choice II Registration Statement (Masters Choice II Contracts”) assess total insurance charges during the Income Phase that are higher than the total Variable Account annual expenses assessed during the Accumulation Phase.  Under the Masters Flex II Contracts, however, the total insurance charges assessed upon average daily Annuity Unit values during the Income Phase are the same as the total Variable Account annual expenses assessed upon average daily net Variable Account assets during the Accumulation Phase; both are at an annual rate of 1.65%.   Nevertheless, in the Amendment, Registrant has replaced Footnote 10 under “FEES AND EXPENSES” with new Footnote 1 which (a) explains the difference between Total Variable Account annual expenses assessed during the Accumulation Phase and the total insurance charges assessed during the Income Phase and (b) clarifies that the fee tables included under this heading apply only to the Accumulation Phase.

g. Withdrawals and Withdrawal Charges. The 3rd sentence is extremely difficult to understand, and it is unclear what values subparagraphs (1) and (2) represent. It is also confusing to include premiums no longer subject to a CDSC in the free withdrawal equation. Please rewrite the description of the "free withdrawal amount" in plain English. A reader should be able to tell how investment performance (earnings and losses), purchase payments, withdrawals and the CDSC schedule generally affect the free withdrawal amount.

RESPONSE:  The free withdrawal amount is calculated differently in the two Registration Statements.  For the Masters Flex II Contracts, the free withdrawal amount is “10% of the amount of all Purchase Payments made minus all withdrawals that were not subject to withdrawal charges taken during the current Account Year.”  To provide clarification of the free withdrawal amount, the Registrant has revised the second paragraph under this sub-heading accordingly.

28.	Free Withdrawal Amount (p. 21).

a. Plain English. It is difficult to understand what the free withdrawal amount in the 1st bullet point really means. Please explain in plain English what this value represents. Is it 15% of the market value increase that the contractowner has not yet withdrawn from the contract? Assuming a contractowner has made purchase payments during the Account Year, when it would provide contract owners with greater value than 15% of those new purchase payments? The revised disclosure should give the reader a practical sense of what that value is and when his free-withdrawal amount would be based on it

RESPONSE: See response to Comment 2(g).

b. Contract Earning Calculation. The mathematical order of operations in the Contract earnings equation is ambiguous. The calculation is subject to two interpretations that would produce very different values. As written, Contract earnings could be: (i) the remaining Account Value after Purchase Payments, Partial Withdrawals, and charges have all been deducted (i.e., A - (B+C); Or

(ii) the Account Value reduced by (minus) Purchase Payments and then increased by (Plus) Partial Withdrawals and charges taken (i.e., A - B + C).

Please determine the intended reading and revise accordingly.

RESPONSE: For the Masters Flex II Contracts, contract earnings are not factored into the calculation of the free withdrawal amount. No changes to the disclosure are necessary.

Acceleration Request

As stated above, the Masters Flex II Registration Statement was initially filed on August 10, 2010, along the Masters Choice II Registration Statement.  Also on August 10, 2010, Registrant filed an initial registration statement for another product offering flexible payment deferred annuity contracts (File No. 333-168712) (the "Masters Extra II Registration,” together with the Masters Choice II and Masters Flex II Registration Statements, the "Masters Series products").  Depositor proposes that the registration statements for each of the Masters Series products will go effective concurrently or in as close proximity as possible.  Depositor has requested that the Masters Choice II Registration Statement be declared effective on October 29, 2010, and, therefore, seeks an effective date for the Masters Extra II and Masters Flex II Registration Statements that is as close to the effective date of the Masters Choice II Registration Statement as reasonably practicable.

Registrant believes that the Amendment and this letter are responsive to Staff comments and, therefore, Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend in the near future to make an oral request for acceleration of the effective date of the Amendment to November 5, 2010 or as soon thereafter as reasonably practicable.   The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

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the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

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should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

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neither the Depositor nor  the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

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the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

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any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

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neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

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Please direct all questions and comments to the undersigned at (781) 263-6402, or to Patrice M. Pitts, Esquire, of Sutherland Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Stephen E. Roth, Esquire Patrice M. Pitts, Esquire
Rebecca A. Marquigny, Esquire